SCHEDULE OF FOREIGN CURRENCY TRANSLATIONS (Details)	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Period End Spot Rate [Member]
Intra-Entity Foreign Currency Balance [Line Items]
Foreign currency exchange rate	7.78	7.78		7.82	7.85
Average Rate [Member]
Intra-Entity Foreign Currency Balance [Line Items]
Foreign currency exchange rate	7.80	7.79	7.80	7.82	7.84